Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt [Line Items]
Obligations under borrowing arrangements	$ 83,174	$ 77,817	$ 57,255
Less: Current portion of long-term debt and other current borrowings	38,579	(29,720)	(7,125)
Long-term debt	$ 44,595	$ 48,097	$ 50,130